Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Loss [Abstract]
Accumulated other comprehensive income (loss), net of tax
The following is a summary of the accumulated other comprehensive loss balances, net of tax:

	For the year ended 12/31/15
(dollars in thousands)	Balance at 12/31/2014	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- Year ended 12/31/2015	Balance at 12/31/2015

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(3,693)	(648)	(151)	(799)	(4,492)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(1,188)	430	-	430	(758)
Net change in net actuarial loss and prior service cost on pension and postretirement benefit plans, net of tax	372	-	97	97	469

Accumulated other comprehensive loss, net of tax	(4,509)	(218)	(54)	(272)	(4,781)

	For the year ended 12/31/14
(dollars in thousands)	Balance at 12/31/2013	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- Year ended 12/31/2014	Balance at 12/31/2014

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(18,078)	14,815	(430)	14,385	(3,693)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	3,843	(5,031)	-	(5,031)	(1,188)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	432	-	(60)	(60)	372

Accumulated other comprehensive income (loss), net of tax	(13,803)	9,784	(490)	9,294	(4,509)

	For the year ended 12/31/13
(dollars in thousands)	Balance at 12/31/2012	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- Year ended 12/31/2013	Balance at 12/31/2013

Net unrealized holding gain (loss) on securities available for sale, net of tax	$3,755	(20,860)	(973)	(21,833)	(18,078)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(2,506)	6,349	-	6,349	3,843
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	309	-	123	123	432

Accumulated other comprehensive income (loss), net of tax	$1,558	(14,511)	(850)	(15,361)	(13,803)

Reclassifications out of accumulated other comprehensive income
The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013:

(dollars in thousands)	Years Ended December 31,			Affected Line Item
	2015	2014	2013	in Financial Statements
Unrealized gains (losses) on securities available for sale

Realized gain on securities transactions	$251	717	1,622	Net gain on securities transactions
Income tax expense	(100)	(287)	(649)	Income taxes
Net of tax	151	430	973

Amortization of pension and postretirement benefit items

Amortization of net actuarial loss	(70)	297	(467)	Salaries and employee benefits
Amortization of prior service credit	(90)	(199)	262	Salaries and employee benefits
Income tax benefit	63	(38)	82	Income taxes
Net of tax	(97)	60	(123)

Total reclassifications, net of tax	$54	490	850